ACCOUNTS PAYABLE	12 Months Ended
Nov. 30, 2021
Disclosure Of Detail Information About Accounts Payable [Abstract]
ACCOUNTS PAYABLE [Text Block]

7. ACCOUNTS PAYABLE

As at November 30, 2021 and 2020, the Company's accounts payable consist of the following:

	November 30, 2021	November 30, 2020

Professional fees	$92,078	$74,178
Funds to be returned to investors	43,046	43,046
Advertising costs	42,241	5,164
Due to former shareholder of Tetra	222,771	-
Payroll	33,173	-
Development costs	123,334	77,675
Others	51,742	42,215
	$608,385	$242,278

As at November 30, 2021, an amount of £140,000 ($222,771) (November 30, 2020 - $Nil) was payable to a former shareholder of Tetra in connection with the acquisition of Tetra, see Note 3.